Goodwill - Summary (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 27,538
Intangible assets at end of period	31,090	€ 27,538
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	27,636	29,260
Foreign currency exchange differences	1,838	(2,010)
Additions from business combinations	1,737	395
Retirements/disposals	(20)	(9)
Intangible assets at end of period	31,191	27,636
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(98)	(101)
Foreign currency exchange differences	3	(3)
Intangible assets at end of period	€ (101)	€ (98)